Amount Due From/To Related Parties	6 Months Ended
Jun. 30, 2023
Amount Due From/To Related Parties [Abstract]
AMOUNT DUE FROM/TO RELATED PARTIES

16 AMOUNT DUE FROM/TO RELATED PARTIES

Related parties represent associated companies, shareholders, directors and key management personnel of the Group, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s management.

16.1 Related party balances

Due from related parties:

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD
(a) Affiliated companies:
Du – UAE	79,482	32,234
Mobily – KSA	186,531	207,028
	266,013	239,262

Due to shareholders and related parties:

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD
(a) Due to shareholders
Edgard Maroun	587,274	232,429
Elias Habib	362,431	162,354
Maher Khawkhaji	1,991	100,236
	951,696	495,019
(b) Due to a related party
MBC FZ LLC	2,850,000	1,941,289
	3,801,696	2,436,308

The above balances are interest free and have no fixed repayment terms.

16.2 Related party transactions

Significant transactions with related parties included in the condensed interim consolidated statement of comprehensive income are as follows:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Interest on convertible loans	-	(322,748)
Interest on working capital loans	-	(88,757)
Revenues from Du and Mobily	538,509	660,506
Fees paid to Du and Mobily (cost of revenue)	(125,788)	(165,153)

Du and Mobily utilize their network to facilitate subscription payments for the Group’s users.

16.3 Compensation of key management personnel of the Group

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Short term employee benefits	694,969	1,019,280
Post-employment pension and medical benefits	29,287	17,268
Termination benefits	6,513	-
Share-based payment transactions	-	105,069
Total compensation of key management personnel of the Group	730,769	1,141,617